Related Party Agreements And Transactions	12 Months Ended
Dec. 31, 2013
Related Party Agreements And Transactions

NOTE 13: RELATED PARTY AGREEMENTS AND TRANSACTIONS

The Utility and other subsidiaries provide and receive various services to and from their parent, PG&E Corporation, and among themselves.  The Utility and PG&E Corporation exchange administrative and professional services in support of operations.  Services provided directly to PG&E Corporation by the Utility are priced at the higher of fully loaded cost (i.e., direct cost of good or service and allocation of overhead costs) or fair market value, depending on the nature of the services.  Services provided directly to the Utility by PG&E Corporation are generally priced at the lower of fully loaded cost or fair market value, depending on the nature and value of the services.  PG&E Corporation also allocates various corporate administrative and general costs to the Utility and other subsidiaries using agreed-upon allocation factors, including the number of employees, operating and maintenance expenses, total assets, and other cost allocation methodologies.  Management believes that the methods used to allocate expenses are reasonable and meet the reporting and accounting requirements of its regulatory agencies.

The Utility's significant related party transactions were:
	Year Ended December 31,
(in millions)	2013	2012	2011
Utility revenues from:
Administrative services provided to PG&E Corporation	$7	$7	$6
Utility expenses from:
Administrative services received from PG&E
Corporation	$45	$50	$49
Utility employee benefit due to PG&E Corporation	57	51	33

At December 31, 2013 and 2012, the Utility had receivables of $22Error! Bookmark not defined. million and $19 million, respectively, from PG&E Corporation included in accounts receivable - other and other noncurrent assets - other on the Utility's Consolidated Balance Sheets, and payables of $17 million, each year respectively, to PG&E Corporation included in accounts payable - other on the Utility's Consolidated Balance Sheets.